Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ 485,145	¥ (746,078)
Total before tax	(1,344,077)	(288,625)
Income tax expense	348,694	16,664
Net of tax	(995,383)	(271,961)
Equity in earnings of equity method investees—net	(316,339)	(215,049)
Other non-interest expenses	(235,038)	(208,874)
Other non-interest income	(109,559)	(87,164)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(4,152)	(67,052)
Income tax expense	1,993	18,062
Net of tax	(2,159)	(48,990)
Amount reclassified out of Accumulated OCI | Net gains on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(2,687)	(52,655)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	12,798	2
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	31	688
Total before tax	10,142	(51,965)
Income tax expense	(3,467)	14,020
Net of tax	6,675	(37,945)
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	448	302
Income tax expense	(137)	(92)
Net of tax	311	210
Equity in earnings of equity method investees—net	448	302
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	9,292	(6,552)
Income tax expense	(1,858)	1,306
Net of tax	7,434	(5,246)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	9,292	(6,552)
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(8,665)	2,346
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(996)	(1,610)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(7,549)	(5,342)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(17,210)	(4,606)
Income tax expense	5,274	1,532
Net of tax	(11,936)	(3,074)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(6,824)	(4,231)
Income tax expense	2,181	1,296
Net of tax	(4,643)	(2,935)
Other non-interest income	¥ (6,824)	¥ (4,231)